         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A

                      SUPPLEMENT DATED OCTOBER 18, 2006 TO
                         PROSPECTUSES DATED MAY 1, 2006

This Supplement is intended to supplement prospectuses dated May 1, 2006 ("Prospectuses(1)") for certain previously issued "Venture Variable Annuity," "Venture III Variable Annuity," "Venture Vantage Variable Annuity" "Venture Vision Variable Annuity" and Strategy Variable Annuity contracts issued by John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York.

PIMCO VIT ALL ASSET PORTFOLIO

Effective October 1, 2006 the advisory fee for the PIMCO VIT All Asset Portfolio of the PIMCO Variable Insurance Trust is reduced by 0.025% to 0.175%. per year. We revise disclosure of the prospectus section entitled "Fee Tables" to include information on the Variable Investment Option that invests in the PIMCO VIT All Asset Portfolio as follows:

--------------------------------------------------------------------------------------------
                                                                    UNDERLYING     TOTAL
                                                                       FUND         FUND
                               MANAGEMENT     12b-1      OTHER        ANNUAL       ANNUAL
                                  FEES        FEES      EXPENSES      EXPENSES     EXPENSES
--------------------------------------------------------------------------------------------
PIMCO VARIABLE
INSURANCE TRUST
(CLASS M):
VIT All Asset
Portfolio (A), (B), (C),       0.175%        0.25%       0.45%          0.63       1.505%
--------------------------------------------------------------------------------------------

(A) Effective October 1, 2006, the Fund's advisory fee was reduced by 0.025% to 0.175% per annum.

(B) "Other Expenses" reflect an administrative fee of 0.25%. For Class M, "Other Expenses" also reflect a service fee of 0.20%.

(C) Underlying Fund Expenses for the Fund are estimated based upon an allocation of the Fund's assets among the underlying funds in which it invests and upon the total annual operating expenses of the Institutional Class shares of these Underlying Funds. Underlying Fund expenses will vary with changes in the expenses of the Underlying Funds, as well as allocation of the Fund's assets, and may be higher or lower than those shown above. For a listing of the expenses associated with each Underlying Fund for the most recent fiscal year, please see "Fund of Fund Fees--Annual Underlying Fund Expenses" in the Funds prospectus.

YOU CAN OBTAIN A COPY OF THE FUND'S PROSPECTUS, WITHOUT CHARGE, BY CONTACTING US AT THE ANNUITIES SERVICE CENTER AT 1-800-344-1029 OR IN THE STATE OF NEW YORK AT 1-800-551-2078. YOU SHOULD READ THE FUND'S PROSPECTUS CAREFULLY BEFORE INVESTING IN THE CORRESPONDING VARIABLE INVESTMENT OPTION.

You should retain this Supplement for future reference.

                        SUPPLEMENT DATED OCTOBER 18, 2006








(1) Prospectus form numbers: Venture Prior, Venture III Prior, Vantage Prior, Vision, and Strategy

0506:10313       333-70728
0506:70385       333-70730
0506:120322      033-79112
0506:60329       033-46217
0506:70386       333-70850
0506:120323      333-83558
0506:60338       333-71074
                 333-61283
                 333-70864




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